Goodwill and Other Intangible Assets - Summary of Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,126,636	$ 1,143,073
Accumulated Amortization	881,634	790,557
Net Carrying Amount	245,002	352,516
Domain names available for sale
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,160	30,981
Accumulated Amortization	18,160	9,554
Net Carrying Amount	$ 0	21,427
Weighted Average Useful Life	Indefinite
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 280,330	284,266
Accumulated Amortization	207,844	180,914
Net Carrying Amount	$ 72,486	$ 103,352
Weighted Average Useful Life	7 years	7 years
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 659,837	$ 659,515
Accumulated Amortization	529,276	486,518
Net Carrying Amount	$ 130,561	$ 172,997
Weighted Average Useful Life	7 years	7 years
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 134,046	$ 134,048
Accumulated Amortization	94,982	84,617
Net Carrying Amount	$ 39,064	$ 49,431
Weighted Average Useful Life	8 years	8 years
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 34,263	$ 34,263
Accumulated Amortization	31,372	28,954
Net Carrying Amount	$ 2,891	$ 5,309
Weighted Average Useful Life	5 years	5 years